Risk-Based Capital Amounts and Ratios for Northern Trust and for Each of its U.S. Subsidiary Banks Whose Net Income for 2011 or 2010 Exceeded 10% of the Consolidated Total (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Entities
Total Capital to Risk-Weighted Assets
ACTUAL AMOUNT	$ 8,065	$ 8,036
ACTUAL RATIO	14.20%	15.60%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	5,667	5,147
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	12.50%	13.60%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,400	3,088
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	12.50%	13.60%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,400	3,088
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
Consolidated Entities | Fourth Quarter Average Assets
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	7.30%	8.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,685	3,983
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	7,105	6,977
ACTUAL RATIO	7.30%	8.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,685	3,983
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
The Northern Trust Company
Total Capital to Risk-Weighted Assets
ACTUAL AMOUNT	7,763	6,440
ACTUAL RATIO	13.80%	16.20%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	5,631	3,978
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	10.00%	10.00%
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	11.70%	13.30%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,378	2,387
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	11.70%	13.30%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	3,378	2,387
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	6.00%	6.00%
The Northern Trust Company | Fourth Quarter Average Assets
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	6.80%	8.00%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,852	3,323
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT	6,603	5,293
ACTUAL RATIO	6.80%	8.00%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT	4,852	3,323
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO	5.00%	5.00%
Northern Trust, NA
Total Capital to Risk-Weighted Assets
ACTUAL AMOUNT		1,461
ACTUAL RATIO		13.90%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		1,050
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		10.00%
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT		1,301
ACTUAL RATIO		12.40%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		630
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		6.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT		1,301
ACTUAL RATIO		12.40%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		630
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		6.00%
Northern Trust, NA | Fourth Quarter Average Assets
Tier 1 Capital to Risk-Weighted Assets
ACTUAL AMOUNT		1,301
ACTUAL RATIO		10.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		602
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		5.00%
Tier 1 Capital (to Fourth Quarter Average Assets)
ACTUAL AMOUNT		1,301
ACTUAL RATIO		10.80%
MINIMUM TO QUALIFY AS WELL CAPITALIZED AMOUNT		$ 602
MINIMUM TO QUALIFY AS WELL CAPITALIZED RATIO		5.00%